Private Placement Financing - Additional Information (Detail) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended
	Dec. 02, 2014	Apr. 19, 2013	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Jan. 30, 2014	Dec. 01, 2014	Mar. 13, 2015	Mar. 15, 2015	Dec. 31, 2013
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.75
Common Stock				$ 76,076		$ 76,076		$ 72,051	$ 60,145
Common Stock, Shares Issued				76,076,487		76,076,487		72,076,487	60,145,237
Common Stock, Par or Stated Value Per Share				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Derivative, Fair Value, Net, Total				10,391,693		10,391,693		10,391,693
Proceeds from Issuance of Private Placement		2,000,000				2,850,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds						7,541,693		7,541,693
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)				1,096,278	484,875	3,849,448	484,875	4,121,693	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value				4,213,595		4,213,595		6,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						0
Derivative Liability														0
Gain On Warrant Derivative Modification				624,016		(1,924,186)	0
Gain On Exercise Of Warrants			224,000	0	0	224,000	0
Gains (Losses) on Extinguishment of Debt	224,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%		8.00%							8.00%
Private Placement
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, shares, new issues										11,400,000
Share price										$ 0.25
Common Stock Issuance Upon Exercise Of Warrants										34,200,000
Proceeds from issuance of common stock								800,000		2,850,000
Common Stock			11,400					11,400
Common Stock, Shares Issued			11,400,000					11,400,000
Common Stock, Par or Stated Value Per Share			$ 0.001					$ 0.001
Proceeds from Issuance of Private Placement								2,850,000
Series A Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.30		$ 0.30		$ 0.30
Reduction In Exercise Price Of Warrants												$ 0.20
Additional Warrants Issued												5,700,000
Series A Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Outstanding												11,400,000
Series A Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Outstanding												17,100,000
Series B Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Proceeds from issuance of common stock	800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.35		$ 0.35		$ 0.35
Common Stock, Shares Issued	4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						4,000,000
Class of Warrant or Right, Outstanding				4,000,000		4,000,000
Gain On Warrant Derivative Modification											1,300,170
Series B Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.20
Series B Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.35
Series B Warrants | After Issuance
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Exercise Term Of Warrants						12 months		12 months
Series C Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.40		$ 0.40		$ 0.40
Percentage Of Exercisability Of Warrants						4.90%		4.90%
Series C Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.20
Series C Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.40
Series C Warrants | After Issuance
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Exercise Term Of Warrants						18 months		18 months
Warrant
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Debt Instrument, Face Amount												750,000
Loss From Modification Of Warrant												$ 624,016